Note 23 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts - asset position	$2,379	$-	$2,379	$-
Forward Freight Agreements - asset position	108		108
Bunker swap agreements - liability position	(12)		(12)
Interest rate swaps - asset position	35,877	-	35,877	-
Interest rate caps - asset position	24,939	-	24,939	-
Cross-currency rate swaps - liability position	(15,898)	-	(15,898)	-
Total	$47,393	$-	$47,393	$-
	June 30, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$3,288	$-	$3,288	$-
Forward Freight Agreements-asset position	406	-	406	-
Forward Freight Agreements-liability position	(17,824)	-	(17,824)	-
Bunker swap agreements-liability position	(104)	-	(104)	-
Interest rate swaps-asset position	26,026	-	26,026	-
Interest rate caps-asset position	41,691	-	41,691	-
Cross-currency rate swaps-liability position	(13,533)	-	(13,533)	-
Total	$39,950	$-	$39,950	$-